(Loss) earnings per share (Details Narrative) - shares shares in Millions	6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Share Awards [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	1.2
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	17.0	10.5
Restricted Share Unit [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	4.7
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average number of common shares	36.2	36.2